Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock,par value$0.0001 pershare
Amount Registered | shares	280,958
Proposed Maximum Offering Price per Unit	30.92
Maximum Aggregate Offering Price	$ 8,687,221.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,199.71
Offering Note

This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s registration statement on Form S-3ASR (File No. 333-285279) filed with the Securities and Exchange Commission on February 26, 2025 (the “Registration Statement”).

Amount Registered represents shares of common stock offered by the selling stockholder in this prospectus supplement and includes an indeterminate number of additional shares of common stock that, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), may be issued to prevent dilution from stock splits, stock dividends or similar transactions that could affect the shares to be offered by the selling stockholder. Amount Registered represents 280,958 additional shares of common stock that were omitted from the Calculation of Filing Fee Table in connection with the prospectus supplement dated February 27, 2026 (the “Prior Prospectus Supplement”).

The filing fee, calculated on the same basis as the Calculation of Filing Fee Table included in the Prior Prospectus Supplement and in accordance with Rule 457(r) under the Securities Act, has been transmitted to the Securities and Exchange Commission in connection with the securities offered by means of the Prior Prospectus Supplement.